CREDIT FACILITIES AND NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt

The following table summarizes the debt balances as of June 30, 2020 and December 31, 2019, and the debt activity for the six months ended June 30, 2020 (in thousands):

	Balance as of December 31, 2019	During the Six Months Ended June 30, 2020
		Debt Issuances & Assumptions (1)	Repayments & Modifications (2)	Accretion and (Amortization)	Balance as of June 30, 2020
Fixed rate debt	$726,261	$—	$(218,814)	$—	$507,447
Credit facilities	885,000	246,500	—	—	1,131,500
Repurchase facility	—	74,492	—	—	74,492

Total debt	1,611,261	320,992	(218,814)	—	1,713,439

Net premiums (3)	241	—	—	(45)	196
Deferred costs — credit facility (4)	(3,933)	—	—	890	(3,043)
Deferred costs — fixed rate debt	(2,709)	—	186 (5)	529	(1,994)

Total debt, net	$1,604,860	$320,992	$(218,628)	$1,374	$1,708,598

(1)	Includes deferred financing costs incurred during the period.
(2)	In connection with the repayment of certain mortgage notes, the Company recognized a loss on extinguishment of debt of $4.8 million during the six months ended June 30, 2020.
(3)

Net premiums on mortgage notes payable were recorded upon the assumption of the respective debt instruments. Amortization of these net premiums is recorded as a reduction to interest expense over the remaining term of the respective debt instruments using the effective-interest method.

(4)	Deferred costs related to the term portion of the Credit Facility (as defined below).
(5)	Represents deferred financing costs written off during the period resulting from debt repayments prior to the respective maturity dates.

The following table summarizes the debt balances as of December 31, 2019 and 2018, and the debt activity for the year ended December 31, 2019 (in thousands):

		During the Year Ended December 31, 2019
	Balance as of December 31, 2018	Debt Issuances & Assumptions (1)	Repayments & Modifications		Accretion & (Amortization)	Balance as of December 31, 2019
Fixed rate debt	$1,178,166	$—	$(451,905	)(2)	$—	$726,261
Variable rate debt	20,500	—	(20,500)		—	—
Credit facility	1,331,000	424,500	(870,500)		—	885,000

Total debt	2,529,666	424,500	(1,342,905)		—	1,611,261

Net premiums (3)	331	—	—		(90)	241
Deferred costs — credit facility (4)	(6,731)	(19)	745	(5)	2,072	(3,933)
Deferred costs — fixed rate debt	(6,352)	—	1,526	(5)	2,117	(2,709)

Total debt, net	$2,516,914	$424,481	$(1,340,634)		$4,099	$1,604,860

(1)	Includes deferred financing costs incurred during the period.
(2)	Includes the assumption of $205.8 million of fixed rate debt related to property dispositions during the year ended December 31, 2019.
(3)

Net premiums on mortgage notes payable were recorded upon the assumption of the respective debt instruments. Amortization of these net premiums is recorded as a reduction to interest expense over the remaining term of the respective debt instruments using the effective-interest method.

(4)	Deferred costs related to the term portion of the Credit Facility (as defined below).
(5)	Represents deferred financing costs written off during the period resulting from debt repayments prior to the respective maturity dates.

Schedule of Maturities of Long-term Debt

The following table summarizes the scheduled aggregate principal repayments for the Company’s outstanding debt subsequent to June 30, 2020 (in thousands):

Principal Repayments
Remainder of 2020	$264
2021	201,301
2022	913,963
2023	393,646
2024	204,265
Thereafter	—

Total	$1,713,439

The following table summarizes the scheduled aggregate principal repayments for the Company’s outstanding debt as of December 31, 2019 for each of the five succeeding fiscal years and the period thereafter (in thousands):

Year Ending December 31,	Principal Repayments
2020	$165,678
2021	97,701
2022	913,962
2023	366,155
2024	67,765
Thereafter	—

Total	$1,611,261